Note 9. Concentration of revenue as a percentage of total revenue (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Percentage of revenue from various revenue streams	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Revenue from various revenue streams	$ 2,102,831	$ 1,215,511	$ 5,238,244	$ 3,120,544	$ 4,305,566	$ 3,228,099
Disclosure management
Percentage of revenue from various revenue streams	40.80%	75.40%	59.80%	67.30%	58.80%	50.60%
Revenue from various revenue streams					2,530,127	1,632,889
Shareholder communications
Percentage of revenue from various revenue streams	54.70%	20.60%	35.20%	28.00%	13.00%	16.60%
Revenue from various revenue streams					561,802	536,912
Fulfillment and distribution
Percentage of revenue from various revenue streams					12.90%	19.80%
Revenue from various revenue streams					554,957	639,578
Software licensing
Percentage of revenue from various revenue streams	4.50%	4.00%	5.00%	4.70%	4.40%	2.70%
Revenue from various revenue streams					189,245	86,389
Transfer agent services
Percentage of revenue from various revenue streams					10.90%	10.30%
Revenue from various revenue streams					$ 469,435	$ 332,331